Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	the arbitrage funds
Entity Central Index Key	0001105076
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000127228
Shareholder Report [Line Items]
Fund Name	Arbitrage Fund
Class Name	Class A
Trading Symbol	ARGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Arbitrage Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/arbitrage. You can also request this information by contacting us at 1-800-295-4485.
Additional Information Phone Number	1-800-295-4485
Additional Information Email	www.arbitragefunds.com/arbitrage
Additional Information Website	www.arbitragefunds.com/arbitrage
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$163	1.58%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s performance for the fiscal year was driven by the outcomes of the idiosyncratic mergers and acquisitions transactions in which the Fund invested. Returns were sourced predominantly from US-targeted transactions. Information technology and health care were the Fund’s top performing sectors for the second year in a row. No sectors detracted from returns for the period. Top contributors included the acquisition of Metsera by Pfizer, the acquisition of Juniper Networks by Hewlett Packard Enterprise, and the acquisition of Amedisys by UnitedHealth Group. Top detractors included the Fund’s positions in the acquisition of Norfolk Southern by Union Pacific, the acquisition of Clearwater Analytics by Permira Holdings, and the acquisition of ZIM Integrated Shipping Services by Hapag-Lloyd.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Class A with sales charge $13,372	S&P 500® Index $42,788	ICE BofA U.S. 3-Month Treasury Bill Index $12,572	Bloomberg U.S. Aggregate Bond Index $11,836
5/31/16	$9,748	$10,000	$10,000	$10,000
6/30/16	$9,741	$10,026	$10,004	$10,180
7/31/16	$9,748	$10,396	$10,007	$10,244
8/31/16	$9,764	$10,410	$10,008	$10,232
9/30/16	$9,817	$10,412	$10,013	$10,226
10/31/16	$9,733	$10,222	$10,016	$10,148
11/30/16	$9,817	$10,601	$10,018	$9,908
12/31/16	$9,873	$10,810	$10,022	$9,922
1/31/17	$9,888	$11,015	$10,026	$9,942
2/28/17	$9,927	$11,453	$10,030	$10,008
3/31/17	$9,973	$11,466	$10,032	$10,003
4/30/17	$10,011	$11,584	$10,039	$10,080
5/31/17	$10,057	$11,747	$10,044	$10,158
6/30/17	$10,096	$11,820	$10,052	$10,148
7/31/17	$10,088	$12,063	$10,061	$10,191
8/31/17	$10,119	$12,100	$10,070	$10,283
9/30/17	$10,119	$12,350	$10,079	$10,234
10/31/17	$10,173	$12,638	$10,088	$10,240
11/30/17	$10,057	$13,026	$10,096	$10,227
12/31/17	$10,127	$13,170	$10,107	$10,273
1/31/18	$10,167	$13,924	$10,120	$10,155
2/28/18	$10,238	$13,411	$10,129	$10,059
3/31/18	$10,119	$13,070	$10,143	$10,123
4/30/18	$10,023	$13,121	$10,157	$10,048
5/31/18	$10,079	$13,436	$10,172	$10,120
6/30/18	$10,119	$13,519	$10,189	$10,107
7/31/18	$10,087	$14,022	$10,205	$10,110
8/31/18	$10,103	$14,479	$10,224	$10,175
9/30/18	$10,159	$14,562	$10,239	$10,109
10/31/18	$10,175	$13,566	$10,257	$10,029
11/30/18	$10,278	$13,843	$10,278	$10,089
12/31/18	$10,338	$12,593	$10,297	$10,275
1/31/19	$10,386	$13,602	$10,317	$10,384
2/28/19	$10,403	$14,039	$10,336	$10,378
3/31/19	$10,435	$14,312	$10,358	$10,577
4/30/19	$10,524	$14,891	$10,378	$10,580
5/31/19	$10,476	$13,945	$10,402	$10,768
6/30/19	$10,468	$14,928	$10,424	$10,903
7/31/19	$10,549	$15,142	$10,444	$10,927
8/31/19	$10,565	$14,902	$10,465	$11,210
9/30/19	$10,573	$15,181	$10,484	$11,150
10/31/19	$10,622	$15,510	$10,504	$11,184
11/30/19	$10,662	$16,073	$10,517	$11,178
12/31/19	$10,707	$16,558	$10,532	$11,170
1/31/20	$10,748	$16,551	$10,546	$11,385
2/29/20	$10,707	$15,189	$10,562	$11,590
3/31/20	$10,400	$13,313	$10,592	$11,522
4/30/20	$10,765	$15,020	$10,593	$11,727
5/31/20	$10,790	$15,735	$10,593	$11,781
6/30/20	$10,781	$16,048	$10,595	$11,856
7/31/20	$10,864	$16,953	$10,597	$12,033
8/31/20	$10,922	$18,171	$10,598	$11,935
9/30/20	$10,947	$17,481	$10,599	$11,929
10/31/20	$11,014	$17,016	$10,600	$11,876
11/30/20	$11,138	$18,879	$10,601	$11,992
12/31/20	$11,290	$19,604	$10,602	$12,009
1/31/21	$11,396	$19,407	$10,603	$11,923
2/28/21	$11,396	$19,942	$10,604	$11,750
3/31/21	$11,458	$20,815	$10,605	$11,604
4/30/21	$11,565	$21,926	$10,605	$11,695
5/31/21	$11,609	$22,079	$10,605	$11,734
6/30/21	$11,521	$22,594	$10,605	$11,816
7/31/21	$11,281	$23,131	$10,605	$11,948
8/31/21	$11,352	$23,835	$10,606	$11,925
9/30/21	$11,405	$22,726	$10,606	$11,822
10/31/21	$11,441	$24,318	$10,606	$11,819
11/30/21	$11,281	$24,150	$10,607	$11,854
12/31/21	$11,386	$25,232	$10,607	$11,824
1/31/22	$11,252	$23,926	$10,607	$11,569
2/28/22	$11,270	$23,210	$10,608	$11,440
3/31/22	$11,342	$24,072	$10,611	$11,122
4/30/22	$11,270	$21,973	$10,613	$10,700
5/31/22	$11,172	$22,013	$10,620	$10,769
6/30/22	$11,012	$20,196	$10,623	$10,600
7/31/22	$11,172	$22,058	$10,628	$10,859
8/31/22	$11,226	$21,158	$10,645	$10,552
9/30/22	$11,136	$19,210	$10,672	$10,096
10/31/22	$11,333	$20,765	$10,688	$9,965
11/30/22	$11,217	$21,925	$10,723	$10,332
12/31/22	$11,276	$20,662	$10,762	$10,285
1/31/23	$11,294	$21,961	$10,795	$10,602
2/28/23	$11,267	$21,425	$10,831	$10,328
3/31/23	$11,294	$22,211	$10,877	$10,590
4/30/23	$11,304	$22,558	$10,912	$10,654
5/31/23	$11,054	$22,656	$10,954	$10,538
6/30/23	$11,230	$24,153	$11,004	$10,501
7/31/23	$11,396	$24,929	$11,048	$10,493
8/31/23	$11,517	$24,532	$11,098	$10,426
9/30/23	$11,544	$23,362	$11,149	$10,161
10/31/23	$11,489	$22,871	$11,199	$10,001
11/30/23	$11,776	$24,960	$11,249	$10,454
12/31/23	$11,938	$26,094	$11,301	$10,854
1/31/24	$11,872	$26,532	$11,350	$10,824
2/29/24	$11,872	$27,949	$11,396	$10,671
3/31/24	$12,051	$28,848	$11,447	$10,770
4/30/24	$11,834	$27,670	$11,497	$10,498
5/31/24	$11,881	$29,042	$11,552	$10,676
6/30/24	$11,938	$30,084	$11,599	$10,777
7/31/24	$12,146	$30,450	$11,651	$11,029
8/31/24	$12,183	$31,189	$11,706	$11,187
9/30/24	$12,164	$31,855	$11,757	$11,337
10/31/24	$12,240	$31,566	$11,802	$11,056
11/30/24	$12,268	$33,419	$11,847	$11,172
12/31/24	$12,255	$32,622	$11,895	$10,990
1/31/25	$12,388	$33,531	$11,939	$11,048
2/28/25	$12,541	$33,093	$11,977	$11,291
3/31/25	$12,550	$31,229	$12,017	$11,295
4/30/25	$12,512	$31,017	$12,058	$11,340
5/31/25	$12,579	$32,969	$12,102	$11,258
6/30/25	$12,731	$34,646	$12,142	$11,432
7/31/25	$12,846	$35,424	$12,183	$11,401
8/31/25	$12,903	$36,142	$12,231	$11,538
9/30/25	$12,989	$37,461	$12,272	$11,664
10/31/25	$12,989	$38,338	$12,315	$11,737
11/30/25	$13,141	$38,432	$12,349	$11,809
12/31/25	$13,234	$38,455	$12,392	$11,792
1/31/26	$13,263	$39,013	$12,427	$11,805
2/28/26	$13,342	$38,717	$12,461	$11,998
3/31/26	$13,323	$36,789	$12,497	$11,786
4/30/26	$13,362	$40,649	$12,534	$11,800
5/31/26	$13,372	$42,788	$12,572	$11,836

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A	6.31%	2.87%	3.21%
Class A (After Sales Charges)	3.41%	2.30%	2.95%
S&P 500® Index	29.78%	14.15%	15.65%
ICE BofA U.S. 3-Month Treasury Bill Index	3.88%	3.46%	2.31%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

AssetsNet	$ 845,507,502
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 8,184,456
InvestmentCompanyPortfolioTurnover	220.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$845,507,502
Number of Portfolio Holdings	95
Total Advisory Fees Paid	$8,184,456
Portfolio Turnover Rate	220%

Holdings [Text Block]

Sector Weighting (% of Total Investments)

Table Summary
Value	Value
Financials	29.02%
Consumer, Non-cyclical	20.76%
Industrials	13.76%
Technology	11.17%
Telecommunication Services	8.63%
Utilities	7.92%
Consumer, Cyclical	4.49%
Funds	3.55%
Materials	0.70%

Region Weighting (% of Total Investments)

Table Summary
Value	Value
Americas	87.90%
EMEA	12.10%

C000115401
Shareholder Report [Line Items]
Fund Name	Arbitrage Fund
Class Name	Class C
Trading Symbol	ARBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Arbitrage Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/arbitrage. You can also request this information by contacting us at 1-800-295-4485.
Additional Information Phone Number	1-800-295-4485
Additional Information Email	www.arbitragefunds.com/arbitrage
Additional Information Website	www.arbitragefunds.com/arbitrage
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$239	2.33%

Expenses Paid, Amount	$ 239
Expense Ratio, Percent	2.33%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s performance for the fiscal year was driven by the outcomes of the idiosyncratic mergers and acquisitions transactions in which the Fund invested. Returns were sourced predominantly from US-targeted transactions. Information technology and health care were the Fund’s top performing sectors for the second year in a row. No sectors detracted from returns for the period. Top contributors included the acquisition of Metsera by Pfizer, the acquisition of Juniper Networks by Hewlett Packard Enterprise, and the acquisition of Amedisys by UnitedHealth Group. Top detractors included the Fund’s positions in the acquisition of Norfolk Southern by Union Pacific, the acquisition of Clearwater Analytics by Permira Holdings, and the acquisition of ZIM Integrated Shipping Services by Hapag-Lloyd.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Class C with sales charge $12,724	S&P 500® Index $42,788	ICE BofA U.S. 3-Month Treasury Bill Index $12,572	Bloomberg U.S. Aggregate Bond Index $11,836
5/31/16	$10,000	$10,000	$10,000	$10,000
6/30/16	$9,992	$10,026	$10,004	$10,180
7/31/16	$9,992	$10,396	$10,007	$10,244
8/31/16	$10,000	$10,410	$10,008	$10,232
9/30/16	$10,040	$10,412	$10,013	$10,226
10/31/16	$9,951	$10,222	$10,016	$10,148
11/30/16	$10,040	$10,601	$10,018	$9,908
12/31/16	$10,083	$10,810	$10,022	$9,922
1/31/17	$10,091	$11,015	$10,026	$9,942
2/28/17	$10,124	$11,453	$10,030	$10,008
3/31/17	$10,165	$11,466	$10,032	$10,003
4/30/17	$10,198	$11,584	$10,039	$10,080
5/31/17	$10,238	$11,747	$10,044	$10,158
6/30/17	$10,271	$11,820	$10,052	$10,148
7/31/17	$10,263	$12,063	$10,061	$10,191
8/31/17	$10,279	$12,100	$10,070	$10,283
9/30/17	$10,279	$12,350	$10,079	$10,234
10/31/17	$10,320	$12,638	$10,088	$10,240
11/30/17	$10,206	$13,026	$10,096	$10,227
12/31/17	$10,268	$13,170	$10,107	$10,273
1/31/18	$10,293	$13,924	$10,120	$10,155
2/28/18	$10,369	$13,411	$10,129	$10,059
3/31/18	$10,243	$13,070	$10,143	$10,123
4/30/18	$10,133	$13,121	$10,157	$10,048
5/31/18	$10,192	$13,436	$10,172	$10,120
6/30/18	$10,218	$13,519	$10,189	$10,107
7/31/18	$10,184	$14,022	$10,205	$10,110
8/31/18	$10,192	$14,479	$10,224	$10,175
9/30/18	$10,243	$14,562	$10,239	$10,109
10/31/18	$10,251	$13,566	$10,257	$10,029
11/30/18	$10,352	$13,843	$10,278	$10,089
12/31/18	$10,407	$12,593	$10,297	$10,275
1/31/19	$10,441	$13,602	$10,317	$10,384
2/28/19	$10,458	$14,039	$10,336	$10,378
3/31/19	$10,475	$14,312	$10,358	$10,577
4/30/19	$10,569	$14,891	$10,378	$10,580
5/31/19	$10,509	$13,945	$10,402	$10,768
6/30/19	$10,501	$14,928	$10,424	$10,903
7/31/19	$10,569	$15,142	$10,444	$10,927
8/31/19	$10,578	$14,902	$10,465	$11,210
9/30/19	$10,578	$15,181	$10,484	$11,150
10/31/19	$10,620	$15,510	$10,504	$11,184
11/30/19	$10,663	$16,073	$10,517	$11,178
12/31/19	$10,692	$16,558	$10,532	$11,170
1/31/20	$10,727	$16,551	$10,546	$11,385
2/29/20	$10,675	$15,189	$10,562	$11,590
3/31/20	$10,370	$13,313	$10,592	$11,522
4/30/20	$10,727	$15,020	$10,593	$11,727
5/31/20	$10,744	$15,735	$10,593	$11,781
6/30/20	$10,727	$16,048	$10,595	$11,856
7/31/20	$10,805	$16,953	$10,597	$12,033
8/31/20	$10,858	$18,171	$10,598	$11,935
9/30/20	$10,875	$17,481	$10,599	$11,929
10/31/20	$10,936	$17,016	$10,600	$11,876
11/30/20	$11,049	$18,879	$10,601	$11,992
12/31/20	$11,191	$19,604	$10,602	$12,009
1/31/21	$11,284	$19,407	$10,603	$11,923
2/28/21	$11,284	$19,942	$10,604	$11,750
3/31/21	$11,341	$20,815	$10,605	$11,604
4/30/21	$11,434	$21,926	$10,605	$11,695
5/31/21	$11,472	$22,079	$10,605	$11,734
6/30/21	$11,378	$22,594	$10,605	$11,816
7/31/21	$11,135	$23,131	$10,605	$11,948
8/31/21	$11,191	$23,835	$10,606	$11,925
9/30/21	$11,247	$22,726	$10,606	$11,822
10/31/21	$11,266	$24,318	$10,606	$11,819
11/30/21	$11,107	$24,150	$10,607	$11,854
12/31/21	$11,199	$25,232	$10,607	$11,824
1/31/22	$11,058	$23,926	$10,607	$11,569
2/28/22	$11,077	$23,210	$10,608	$11,440
3/31/22	$11,142	$24,072	$10,611	$11,122
4/30/22	$11,058	$21,973	$10,613	$10,700
5/31/22	$10,954	$22,013	$10,620	$10,769
6/30/22	$10,794	$20,196	$10,623	$10,600
7/31/22	$10,945	$22,058	$10,628	$10,859
8/31/22	$10,992	$21,158	$10,645	$10,552
9/30/22	$10,898	$19,210	$10,672	$10,096
10/31/22	$11,077	$20,765	$10,688	$9,965
11/30/22	$10,954	$21,925	$10,723	$10,332
12/31/22	$11,007	$20,662	$10,762	$10,285
1/31/23	$11,017	$21,961	$10,795	$10,602
2/28/23	$10,997	$21,425	$10,831	$10,328
3/31/23	$11,017	$22,211	$10,877	$10,590
4/30/23	$11,017	$22,558	$10,912	$10,654
5/31/23	$10,764	$22,656	$10,954	$10,538
6/30/23	$10,920	$24,153	$11,004	$10,501
7/31/23	$11,085	$24,929	$11,048	$10,493
8/31/23	$11,192	$24,532	$11,098	$10,426
9/30/23	$11,211	$23,362	$11,149	$10,161
10/31/23	$11,153	$22,871	$11,199	$10,001
11/30/23	$11,425	$24,960	$11,249	$10,454
12/31/23	$11,565	$26,094	$11,301	$10,854
1/31/24	$11,496	$26,532	$11,350	$10,824
2/29/24	$11,496	$27,949	$11,396	$10,671
3/31/24	$11,664	$28,848	$11,447	$10,770
4/30/24	$11,436	$27,670	$11,497	$10,498
5/31/24	$11,486	$29,042	$11,552	$10,676
6/30/24	$11,535	$30,084	$11,599	$10,777
7/31/24	$11,724	$30,450	$11,651	$11,029
8/31/24	$11,753	$31,189	$11,706	$11,187
9/30/24	$11,724	$31,855	$11,757	$11,337
10/31/24	$11,783	$31,566	$11,802	$11,056
11/30/24	$11,813	$33,419	$11,847	$11,172
12/31/24	$11,787	$32,622	$11,895	$10,990
1/31/25	$11,907	$33,531	$11,939	$11,048
2/28/25	$12,056	$33,093	$11,977	$11,291
3/31/25	$12,046	$31,229	$12,017	$11,295
4/30/25	$12,006	$31,017	$12,058	$11,340
5/31/25	$12,066	$32,969	$12,102	$11,258
6/30/25	$12,196	$34,646	$12,142	$11,432
7/31/25	$12,305	$35,424	$12,183	$11,401
8/31/25	$12,355	$36,142	$12,231	$11,538
9/30/25	$12,425	$37,461	$12,272	$11,664
10/31/25	$12,425	$38,338	$12,315	$11,737
11/30/25	$12,564	$38,432	$12,349	$11,809
12/31/25	$12,641	$38,455	$12,392	$11,792
1/31/26	$12,652	$39,013	$12,427	$11,805
2/28/26	$12,724	$38,717	$12,461	$11,998
3/31/26	$12,703	$36,789	$12,497	$11,786
4/30/26	$12,724	$40,649	$12,534	$11,800
5/31/26	$12,724	$42,788	$12,572	$11,836

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class C	5.45%	2.09%	2.44%
Class C (After Sales Charges)	4.45%	2.09%	2.44%
S&P 500® Index	29.78%	14.15%	15.65%
ICE BofA U.S. 3-Month Treasury Bill Index	3.88%	3.46%	2.31%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

AssetsNet	$ 845,507,502
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 8,184,456
InvestmentCompanyPortfolioTurnover	220.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$845,507,502
Number of Portfolio Holdings	95
Total Advisory Fees Paid	$8,184,456
Portfolio Turnover Rate	220%

Holdings [Text Block]

Sector Weighting (% of Total Investments)

Table Summary
Value	Value
Financials	29.02%
Consumer, Non-cyclical	20.76%
Industrials	13.76%
Technology	11.17%
Telecommunication Services	8.63%
Utilities	7.92%
Consumer, Cyclical	4.49%
Funds	3.55%
Materials	0.70%

Region Weighting (% of Total Investments)

Table Summary
Value	Value
Americas	87.90%
EMEA	12.10%

C000017638
Shareholder Report [Line Items]
Fund Name	Arbitrage Fund
Class Name	Class I
Trading Symbol	ARBNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Arbitrage Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/arbitrage. You can also request this information by contacting us at 1-800-295-4485.
Additional Information Phone Number	1-800-295-4485
Additional Information Email	www.arbitragefunds.com/arbitrage
Additional Information Website	www.arbitragefunds.com/arbitrage
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$137	1.33%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s performance for the fiscal year was driven by the outcomes of the idiosyncratic mergers and acquisitions transactions in which the Fund invested. Returns were sourced predominantly from US-targeted transactions. Information technology and health care were the Fund’s top performing sectors for the second year in a row. No sectors detracted from returns for the period. Top contributors included the acquisition of Metsera by Pfizer, the acquisition of Juniper Networks by Hewlett Packard Enterprise, and the acquisition of Amedisys by UnitedHealth Group. Top detractors included the Fund’s positions in the acquisition of Norfolk Southern by Union Pacific, the acquisition of Clearwater Analytics by Permira Holdings, and the acquisition of ZIM Integrated Shipping Services by Hapag-Lloyd.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Class I $140,737	S&P 500® Index $427,882	ICE BofA U.S. 3-Month Treasury Bill Index $125,716	Bloomberg U.S. Aggregate Bond Index $118,364
5/31/16	$100,000	$100,000	$100,000	$100,000
6/30/16	$100,000	$100,259	$100,038	$101,797
7/31/16	$100,076	$103,956	$100,065	$102,440
8/31/16	$100,228	$104,101	$100,084	$102,323
9/30/16	$100,762	$104,121	$100,133	$102,263
10/31/16	$100,000	$102,222	$100,158	$101,481
11/30/16	$100,914	$106,008	$100,175	$99,081
12/31/16	$101,470	$108,103	$100,217	$99,220
1/31/17	$101,624	$110,153	$100,262	$99,415
2/28/17	$102,085	$114,527	$100,304	$100,083
3/31/17	$102,546	$114,661	$100,321	$100,031
4/30/17	$103,007	$115,838	$100,385	$100,803
5/31/17	$103,469	$117,468	$100,440	$101,578
6/30/17	$103,853	$118,202	$100,524	$101,476
7/31/17	$103,853	$120,632	$100,609	$101,913
8/31/17	$104,161	$121,001	$100,704	$102,827
9/30/17	$104,237	$123,497	$100,790	$102,337
10/31/17	$104,699	$126,379	$100,880	$102,397
11/30/17	$103,622	$130,255	$100,964	$102,265
12/31/17	$104,382	$131,704	$101,073	$102,735
1/31/18	$104,701	$139,244	$101,197	$101,551
2/28/18	$105,579	$134,112	$101,293	$100,589
3/31/18	$104,382	$130,704	$101,429	$101,234
4/30/18	$103,345	$131,205	$101,568	$100,481
5/31/18	$103,983	$134,365	$101,723	$101,198
6/30/18	$104,382	$135,192	$101,891	$101,073
7/31/18	$104,063	$140,223	$102,053	$101,097
8/31/18	$104,302	$144,792	$102,237	$101,748
9/30/18	$104,941	$145,616	$102,387	$101,093
10/31/18	$105,100	$135,663	$102,571	$100,294
11/30/18	$106,138	$138,428	$102,782	$100,893
12/31/18	$106,812	$125,929	$102,971	$102,746
1/31/19	$107,300	$136,021	$103,173	$103,838
2/28/19	$107,463	$140,388	$103,357	$103,777
3/31/19	$107,788	$143,116	$103,580	$105,770
4/30/19	$108,845	$148,911	$103,783	$105,797
5/31/19	$108,276	$139,448	$104,020	$107,675
6/30/19	$108,276	$149,276	$104,243	$109,027
7/31/19	$109,090	$151,421	$104,440	$109,267
8/31/19	$109,334	$149,022	$104,651	$112,098
9/30/19	$109,415	$151,811	$104,837	$111,502
10/31/19	$109,903	$155,099	$105,038	$111,837
11/30/19	$110,391	$160,729	$105,167	$111,780
12/31/19	$110,906	$165,580	$105,319	$111,702
1/31/20	$111,321	$165,515	$105,460	$113,852
2/29/20	$110,906	$151,890	$105,615	$115,901
3/31/20	$107,832	$133,130	$105,924	$115,219
4/30/20	$111,570	$150,196	$105,932	$117,267
5/31/20	$111,903	$157,349	$105,934	$117,813
6/30/20	$111,820	$160,479	$105,948	$118,556
7/31/20	$112,733	$169,527	$105,969	$120,326
8/31/20	$113,315	$181,713	$105,977	$119,355
9/30/20	$113,647	$174,809	$105,989	$119,290
10/31/20	$114,312	$170,160	$106,000	$118,757
11/30/20	$115,641	$188,786	$106,011	$119,922
12/31/20	$117,247	$196,045	$106,022	$120,087
1/31/21	$118,312	$194,065	$106,031	$119,226
2/28/21	$118,400	$199,417	$106,041	$117,505
3/31/21	$119,021	$208,150	$106,048	$116,037
4/30/21	$120,174	$219,259	$106,050	$116,954
5/31/21	$120,706	$220,790	$106,053	$117,336
6/30/21	$119,731	$225,945	$106,048	$118,161
7/31/21	$117,336	$231,312	$106,054	$119,482
8/31/21	$118,046	$238,345	$106,058	$119,254
9/30/21	$118,666	$227,260	$106,064	$118,222
10/31/21	$119,021	$243,182	$106,060	$118,189
11/30/21	$117,425	$241,497	$106,066	$118,539
12/31/21	$118,477	$252,320	$106,074	$118,236
1/31/22	$117,140	$239,263	$106,069	$115,689
2/28/22	$117,318	$232,099	$106,083	$114,398
3/31/22	$118,120	$240,717	$106,115	$111,219
4/30/22	$117,407	$219,726	$106,131	$106,999
5/31/22	$116,337	$220,129	$106,203	$107,689
6/30/22	$114,733	$201,959	$106,226	$105,999
7/31/22	$116,516	$220,580	$106,281	$108,589
8/31/22	$117,051	$211,585	$106,452	$105,521
9/30/22	$116,159	$192,098	$106,717	$100,962
10/31/22	$118,120	$207,651	$106,885	$99,654
11/30/22	$116,961	$219,255	$107,230	$103,319
12/31/22	$117,692	$206,623	$107,617	$102,853
1/31/23	$117,878	$219,606	$107,955	$106,017
2/28/23	$117,692	$214,247	$108,307	$103,276
3/31/23	$117,970	$222,113	$108,773	$105,899
4/30/23	$118,063	$225,580	$109,116	$106,541
5/31/23	$115,470	$226,561	$109,543	$105,381
6/30/23	$117,322	$241,531	$110,044	$105,005
7/31/23	$119,081	$249,290	$110,482	$104,932
8/31/23	$120,378	$245,321	$110,980	$104,262
9/30/23	$120,748	$233,624	$111,490	$101,613
10/31/23	$120,193	$228,712	$111,988	$100,009
11/30/23	$123,156	$249,599	$112,490	$104,538
12/31/23	$124,813	$260,939	$113,014	$108,540
1/31/24	$124,246	$265,324	$113,498	$108,241
2/29/24	$124,246	$279,491	$113,962	$106,712
3/31/24	$126,137	$288,483	$114,475	$107,698
4/30/24	$123,867	$276,700	$114,966	$104,977
5/31/24	$124,435	$290,420	$115,517	$106,757
6/30/24	$125,097	$300,841	$115,988	$107,768
7/31/24	$127,271	$304,503	$116,507	$110,285
8/31/24	$127,744	$311,890	$117,065	$111,870
9/30/24	$127,460	$318,551	$117,573	$113,368
10/31/24	$128,311	$315,662	$118,020	$110,556
11/30/24	$128,595	$334,191	$118,470	$111,725
12/31/24	$128,499	$326,225	$118,950	$109,897
1/31/25	$129,935	$335,309	$119,387	$110,479
2/28/25	$131,561	$330,934	$119,766	$112,910
3/31/25	$131,657	$312,288	$120,167	$112,953
4/30/25	$131,370	$310,170	$120,580	$113,397
5/31/25	$132,040	$329,694	$121,018	$112,585
6/30/25	$133,666	$346,460	$121,416	$114,316
7/31/25	$134,910	$354,235	$121,835	$114,014
8/31/25	$135,580	$361,416	$122,314	$115,378
9/30/25	$136,441	$374,608	$122,724	$116,637
10/31/25	$136,537	$383,379	$123,148	$117,365
11/30/25	$138,163	$384,319	$123,488	$118,095
12/31/25	$139,149	$384,554	$123,919	$117,920
1/31/26	$139,447	$390,130	$124,274	$118,046
2/28/26	$140,340	$387,165	$124,610	$119,979
3/31/26	$140,241	$367,886	$124,972	$117,865
4/30/26	$140,538	$406,487	$125,338	$117,997
5/31/26	$140,737	$427,882	$125,716	$118,364

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class I	6.59%	3.12%	3.48%
S&P 500® Index	29.78%	14.15%	15.65%
ICE BofA U.S. 3-Month Treasury Bill Index	3.88%	3.46%	2.31%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

AssetsNet	$ 845,507,502
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 8,184,456
InvestmentCompanyPortfolioTurnover	220.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$845,507,502
Number of Portfolio Holdings	95
Total Advisory Fees Paid	$8,184,456
Portfolio Turnover Rate	220%

Holdings [Text Block]

Sector Weighting (% of Total Investments)

Table Summary
Value	Value
Financials	29.02%
Consumer, Non-cyclical	20.76%
Industrials	13.76%
Technology	11.17%
Telecommunication Services	8.63%
Utilities	7.92%
Consumer, Cyclical	4.49%
Funds	3.55%
Materials	0.70%

Region Weighting (% of Total Investments)

Table Summary
Value	Value
Americas	87.90%
EMEA	12.10%

C000017637
Shareholder Report [Line Items]
Fund Name	Arbitrage Fund
Class Name	Class R
Trading Symbol	ARBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Arbitrage Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/arbitrage. You can also request this information by contacting us at 1-800-295-4485.
Additional Information Phone Number	1-800-295-4485
Additional Information Email	www.arbitragefunds.com/arbitrage
Additional Information Website	www.arbitragefunds.com/arbitrage
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$163	1.58%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s performance for the fiscal year was driven by the outcomes of the idiosyncratic mergers and acquisitions transactions in which the Fund invested. Returns were sourced predominantly from US-targeted transactions. Information technology and health care were the Fund’s top performing sectors for the second year in a row. No sectors detracted from returns for the period. Top contributors included the acquisition of Metsera by Pfizer, the acquisition of Juniper Networks by Hewlett Packard Enterprise, and the acquisition of Amedisys by UnitedHealth Group. Top detractors included the Fund’s positions in the acquisition of Norfolk Southern by Union Pacific, the acquisition of Clearwater Analytics by Permira Holdings, and the acquisition of ZIM Integrated Shipping Services by Hapag-Lloyd.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Class R $13,722	S&P 500® Index $42,788	ICE BofA U.S. 3-Month Treasury Bill Index $12,572	Bloomberg U.S. Aggregate Bond Index $11,836
5/31/16	$10,000	$10,000	$10,000	$10,000
6/30/16	$10,000	$10,026	$10,004	$10,180
7/31/16	$10,008	$10,396	$10,007	$10,244
8/31/16	$10,016	$10,410	$10,008	$10,232
9/30/16	$10,070	$10,412	$10,013	$10,226
10/31/16	$9,984	$10,222	$10,016	$10,148
11/30/16	$10,078	$10,601	$10,018	$9,908
12/31/16	$10,135	$10,810	$10,022	$9,922
1/31/17	$10,143	$11,015	$10,026	$9,942
2/28/17	$10,183	$11,453	$10,030	$10,008
3/31/17	$10,230	$11,466	$10,032	$10,003
4/30/17	$10,278	$11,584	$10,039	$10,080
5/31/17	$10,317	$11,747	$10,044	$10,158
6/30/17	$10,364	$11,820	$10,052	$10,148
7/31/17	$10,357	$12,063	$10,061	$10,191
8/31/17	$10,380	$12,100	$10,070	$10,283
9/30/17	$10,388	$12,350	$10,079	$10,234
10/31/17	$10,436	$12,638	$10,088	$10,240
11/30/17	$10,325	$13,026	$10,096	$10,227
12/31/17	$10,399	$13,170	$10,107	$10,273
1/31/18	$10,431	$13,924	$10,120	$10,155
2/28/18	$10,513	$13,411	$10,129	$10,059
3/31/18	$10,390	$13,070	$10,143	$10,123
4/30/18	$10,284	$13,121	$10,157	$10,048
5/31/18	$10,349	$13,436	$10,172	$10,120
6/30/18	$10,390	$13,519	$10,189	$10,107
7/31/18	$10,358	$14,022	$10,205	$10,110
8/31/18	$10,374	$14,479	$10,224	$10,175
9/30/18	$10,431	$14,562	$10,239	$10,109
10/31/18	$10,448	$13,566	$10,257	$10,029
11/30/18	$10,554	$13,843	$10,278	$10,089
12/31/18	$10,619	$12,593	$10,297	$10,275
1/31/19	$10,660	$13,602	$10,317	$10,384
2/28/19	$10,677	$14,039	$10,336	$10,378
3/31/19	$10,710	$14,312	$10,358	$10,577
4/30/19	$10,810	$14,891	$10,378	$10,580
5/31/19	$10,752	$13,945	$10,402	$10,768
6/30/19	$10,752	$14,928	$10,424	$10,903
7/31/19	$10,827	$15,142	$10,444	$10,927
8/31/19	$10,852	$14,902	$10,465	$11,210
9/30/19	$10,852	$15,181	$10,484	$11,150
10/31/19	$10,901	$15,510	$10,504	$11,184
11/30/19	$10,951	$16,073	$10,517	$11,178
12/31/19	$10,997	$16,558	$10,532	$11,170
1/31/20	$11,031	$16,551	$10,546	$11,385
2/29/20	$10,989	$15,189	$10,562	$11,590
3/31/20	$10,683	$13,313	$10,592	$11,522
4/30/20	$11,048	$15,020	$10,593	$11,727
5/31/20	$11,082	$15,735	$10,593	$11,781
6/30/20	$11,074	$16,048	$10,595	$11,856
7/31/20	$11,159	$16,953	$10,597	$12,033
8/31/20	$11,218	$18,171	$10,598	$11,935
9/30/20	$11,244	$17,481	$10,599	$11,929
10/31/20	$11,312	$17,016	$10,600	$11,876
11/30/20	$11,439	$18,879	$10,601	$11,992
12/31/20	$11,594	$19,604	$10,602	$12,009
1/31/21	$11,704	$19,407	$10,603	$11,923
2/28/21	$11,704	$19,942	$10,604	$11,750
3/31/21	$11,767	$20,815	$10,605	$11,604
4/30/21	$11,876	$21,926	$10,605	$11,695
5/31/21	$11,922	$22,079	$10,605	$11,734
6/30/21	$11,831	$22,594	$10,605	$11,816
7/31/21	$11,585	$23,131	$10,605	$11,948
8/31/21	$11,649	$23,835	$10,606	$11,925
9/30/21	$11,713	$22,726	$10,606	$11,822
10/31/21	$11,740	$24,318	$10,606	$11,819
11/30/21	$11,585	$24,150	$10,607	$11,854
12/31/21	$11,693	$25,232	$10,607	$11,824
1/31/22	$11,556	$23,926	$10,607	$11,569
2/28/22	$11,565	$23,210	$10,608	$11,440
3/31/22	$11,648	$24,072	$10,611	$11,122
4/30/22	$11,574	$21,973	$10,613	$10,700
5/31/22	$11,465	$22,013	$10,620	$10,769
6/30/22	$11,309	$20,196	$10,623	$10,600
7/31/22	$11,474	$22,058	$10,628	$10,859
8/31/22	$11,529	$21,158	$10,645	$10,552
9/30/22	$11,437	$19,210	$10,672	$10,096
10/31/22	$11,629	$20,765	$10,688	$9,965
11/30/22	$11,520	$21,925	$10,723	$10,332
12/31/22	$11,574	$20,662	$10,762	$10,285
1/31/23	$11,593	$21,961	$10,795	$10,602
2/28/23	$11,574	$21,425	$10,831	$10,328
3/31/23	$11,603	$22,211	$10,877	$10,590
4/30/23	$11,612	$22,558	$10,912	$10,654
5/31/23	$11,347	$22,656	$10,954	$10,538
6/30/23	$11,527	$24,153	$11,004	$10,501
7/31/23	$11,707	$24,929	$11,048	$10,493
8/31/23	$11,830	$24,532	$11,098	$10,426
9/30/23	$11,859	$23,362	$11,149	$10,161
10/31/23	$11,802	$22,871	$11,199	$10,001
11/30/23	$12,086	$24,960	$11,249	$10,454
12/31/23	$12,262	$26,094	$11,301	$10,854
1/31/24	$12,194	$26,532	$11,350	$10,824
2/29/24	$12,194	$27,949	$11,396	$10,671
3/31/24	$12,377	$28,848	$11,447	$10,770
4/30/24	$12,146	$27,670	$11,497	$10,498
5/31/24	$12,204	$29,042	$11,552	$10,676
6/30/24	$12,262	$30,084	$11,599	$10,777
7/31/24	$12,474	$30,450	$11,651	$11,029
8/31/24	$12,513	$31,189	$11,706	$11,187
9/30/24	$12,493	$31,855	$11,757	$11,337
10/31/24	$12,561	$31,566	$11,802	$11,056
11/30/24	$12,600	$33,419	$11,847	$11,172
12/31/24	$12,582	$32,622	$11,895	$10,990
1/31/25	$12,719	$33,531	$11,939	$11,048
2/28/25	$12,875	$33,093	$11,977	$11,291
3/31/25	$12,885	$31,229	$12,017	$11,295
4/30/25	$12,846	$31,017	$12,058	$11,340
5/31/25	$12,914	$32,969	$12,102	$11,258
6/30/25	$13,070	$34,646	$12,142	$11,432
7/31/25	$13,187	$35,424	$12,183	$11,401
8/31/25	$13,255	$36,142	$12,231	$11,538
9/30/25	$13,334	$37,461	$12,272	$11,664
10/31/25	$13,343	$38,338	$12,315	$11,737
11/30/25	$13,499	$38,432	$12,349	$11,809
12/31/25	$13,590	$38,455	$12,392	$11,792
1/31/26	$13,621	$39,013	$12,427	$11,805
2/28/26	$13,702	$38,717	$12,461	$11,998
3/31/26	$13,681	$36,789	$12,497	$11,786
4/30/26	$13,722	$40,649	$12,534	$11,800
5/31/26	$13,722	$42,788	$12,572	$11,836

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class R	6.25%	2.85%	3.21%
S&P 500® Index	29.78%	14.15%	15.65%
ICE BofA U.S. 3-Month Treasury Bill Index	3.88%	3.46%	2.31%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

AssetsNet	$ 845,507,502
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 8,184,456
InvestmentCompanyPortfolioTurnover	220.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$845,507,502
Number of Portfolio Holdings	95
Total Advisory Fees Paid	$8,184,456
Portfolio Turnover Rate	220%

Holdings [Text Block]

Sector Weighting (% of Total Investments)

Table Summary
Value	Value
Financials	29.02%
Consumer, Non-cyclical	20.76%
Industrials	13.76%
Technology	11.17%
Telecommunication Services	8.63%
Utilities	7.92%
Consumer, Cyclical	4.49%
Funds	3.55%
Materials	0.70%

Region Weighting (% of Total Investments)

Table Summary
Value	Value
Americas	87.90%
EMEA	12.10%

C000127230
Shareholder Report [Line Items]
Fund Name	Water Island Credit Opportunities Fund
Class Name	Class A
Trading Symbol	AGCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Water Island Credit Opportunities Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/water-island-credit-opportunities. You can also request this information by contacting us at 1-800-295-4485.
Additional Information Phone Number	1-800-295-4485
Additional Information Email	www.arbitragefunds.com/water-island-credit-opportunities
Additional Information Website	www.arbitragefunds.com/water-island-credit-opportunities
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$136	1.33%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s performance for the fiscal year was driven by the outcomes of the idiosyncratic corporate catalysts in which the Fund invested. Positive performance was sourced nearly equally from both credit special situations investments and merger-related credit investments. Nearly all of the Fund’s returns were generated by investments in US-based catalysts. Communications services and industrials were the Fund’s top performing sectors. No sectors detracted from returns for the period. Top contributors included the Fund’s investments in the bonds of EchoStar, Chart Industries, and Bentley Systems. Top detractors included the Fund’s investments in the bonds of Evolent Health, Spotify Technology, and Insulet.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Class A with sales charge $13,748	Bloomberg U.S. Aggregate Bond Index $11,836	ICE BofA U.S. 3-Month Treasury Bill Index $12,572
5/31/16	$9,680	$10,000	$10,000
6/30/16	$9,679	$10,180	$10,004
7/31/16	$9,729	$10,244	$10,007
8/31/16	$9,800	$10,232	$10,008
9/30/16	$9,866	$10,226	$10,013
10/31/16	$9,826	$10,148	$10,016
11/30/16	$9,886	$9,908	$10,018
12/31/16	$9,925	$9,922	$10,022
1/31/17	$9,925	$9,942	$10,026
2/28/17	$9,935	$10,008	$10,030
3/31/17	$9,853	$10,003	$10,032
4/30/17	$9,906	$10,080	$10,039
5/31/17	$9,930	$10,158	$10,044
6/30/17	$10,007	$10,148	$10,052
7/31/17	$10,004	$10,191	$10,061
8/31/17	$9,996	$10,283	$10,070
9/30/17	$10,017	$10,234	$10,079
10/31/17	$10,075	$10,240	$10,088
11/30/17	$9,981	$10,227	$10,096
12/31/17	$10,051	$10,273	$10,107
1/31/18	$10,127	$10,155	$10,120
2/28/18	$10,184	$10,059	$10,129
3/31/18	$10,196	$10,123	$10,143
4/30/18	$10,215	$10,048	$10,157
5/31/18	$10,237	$10,120	$10,172
6/30/18	$10,244	$10,107	$10,189
7/31/18	$10,243	$10,110	$10,205
8/31/18	$10,277	$10,175	$10,224
9/30/18	$10,289	$10,109	$10,239
10/31/18	$10,236	$10,029	$10,257
11/30/18	$10,265	$10,089	$10,278
12/31/18	$10,197	$10,275	$10,297
1/31/19	$10,337	$10,384	$10,317
2/28/19	$10,397	$10,378	$10,336
3/31/19	$10,434	$10,577	$10,358
4/30/19	$10,483	$10,580	$10,378
5/31/19	$10,498	$10,768	$10,402
6/30/19	$10,547	$10,903	$10,424
7/31/19	$10,566	$10,927	$10,444
8/31/19	$10,605	$11,210	$10,465
9/30/19	$10,622	$11,150	$10,484
10/31/19	$10,629	$11,184	$10,504
11/30/19	$10,681	$11,178	$10,517
12/31/19	$10,736	$11,170	$10,532
1/31/20	$10,766	$11,385	$10,546
2/29/20	$10,781	$11,590	$10,562
3/31/20	$10,148	$11,522	$10,592
4/30/20	$10,382	$11,727	$10,593
5/31/20	$10,767	$11,781	$10,593
6/30/20	$10,945	$11,856	$10,595
7/31/20	$11,056	$12,033	$10,597
8/31/20	$11,186	$11,935	$10,598
9/30/20	$11,177	$11,929	$10,599
10/31/20	$11,221	$11,876	$10,600
11/30/20	$11,382	$11,992	$10,601
12/31/20	$11,439	$12,009	$10,602
1/31/21	$11,476	$11,923	$10,603
2/28/21	$11,552	$11,750	$10,604
3/31/21	$11,563	$11,604	$10,605
4/30/21	$11,636	$11,695	$10,605
5/31/21	$11,630	$11,734	$10,605
6/30/21	$11,670	$11,816	$10,605
7/31/21	$11,664	$11,948	$10,605
8/31/21	$11,683	$11,925	$10,606
9/30/21	$11,686	$11,822	$10,606
10/31/21	$11,725	$11,819	$10,606
11/30/21	$11,731	$11,854	$10,607
12/31/21	$11,790	$11,824	$10,607
1/31/22	$11,715	$11,569	$10,607
2/28/22	$11,724	$11,440	$10,608
3/31/22	$11,693	$11,122	$10,611
4/30/22	$11,529	$10,700	$10,613
5/31/22	$11,426	$10,769	$10,620
6/30/22	$11,136	$10,600	$10,623
7/31/22	$11,343	$10,859	$10,628
8/31/22	$11,379	$10,552	$10,645
9/30/22	$11,336	$10,096	$10,672
10/31/22	$11,419	$9,965	$10,688
11/30/22	$11,528	$10,332	$10,723
12/31/22	$11,442	$10,285	$10,762
1/31/23	$11,632	$10,602	$10,795
2/28/23	$11,699	$10,328	$10,831
3/31/23	$11,704	$10,590	$10,877
4/30/23	$11,773	$10,654	$10,912
5/31/23	$11,755	$10,538	$10,954
6/30/23	$11,871	$10,501	$11,004
7/31/23	$11,853	$10,493	$11,048
8/31/23	$11,946	$10,426	$11,098
9/30/23	$12,003	$10,161	$11,149
10/31/23	$11,977	$10,001	$11,199
11/30/23	$12,107	$10,454	$11,249
12/31/23	$12,246	$10,854	$11,301
1/31/24	$12,295	$10,824	$11,350
2/29/24	$12,345	$10,671	$11,396
3/31/24	$12,338	$10,770	$11,447
4/30/24	$12,370	$10,498	$11,497
5/31/24	$12,456	$10,676	$11,552
6/30/24	$12,532	$10,777	$11,599
7/31/24	$12,592	$11,029	$11,651
8/31/24	$12,687	$11,187	$11,706
9/30/24	$12,760	$11,337	$11,757
10/31/24	$12,790	$11,056	$11,802
11/30/24	$12,826	$11,172	$11,847
12/31/24	$12,887	$10,990	$11,895
1/31/25	$12,966	$11,048	$11,939
2/28/25	$13,016	$11,291	$11,977
3/31/25	$13,081	$11,295	$12,017
4/30/25	$13,114	$11,340	$12,058
5/31/25	$13,178	$11,258	$12,102
6/30/25	$13,207	$11,432	$12,142
7/31/25	$13,254	$11,401	$12,183
8/31/25	$13,306	$11,538	$12,231
9/30/25	$13,366	$11,664	$12,272
10/31/25	$13,409	$11,737	$12,315
11/30/25	$13,483	$11,809	$12,349
12/31/25	$13,470	$11,792	$12,392
1/31/26	$13,535	$11,805	$12,427
2/28/26	$13,552	$11,998	$12,461
3/31/26	$13,591	$11,786	$12,497
4/30/26	$13,666	$11,800	$12,534
5/31/26	$13,748	$11,836	$12,572

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A	4.33%	3.40%	3.57%
Class A (After Sales Charges)	0.94%	2.72%	3.23%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
ICE BofA U.S. 3-Month Treasury Bill Index	3.88%	3.46%	2.31%

AssetsNet	$ 169,391,189
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 957,416
InvestmentCompanyPortfolioTurnover	141.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$169,391,189
Number of Portfolio Holdings	59
Total Advisory Fees Paid	$957,416
Portfolio Turnover Rate	141%

Holdings [Text Block]

Sector Weighting (% of Total Investments)

Table Summary
Value	Value
Technology	21.64%
Telecommunication Services	15.34%
Consumer, Non-cyclical	15.03%
Industrials	12.83%
Financials	10.60%
Utilities	9.71%
Consumer, Cyclical	9.26%
Information Technology	1.85%
Materials	1.55%
Health Care	0.47%
Others	1.72%

Credit Quality (% of Total Investments)Footnote Reference1

Table Summary
Value	Value
AAA	0.00%
AA	0.00%
A	0.00%
BBB	0.00%
BB	25.56%
B	36.76%
Below B	12.38%
Not Rated	25.30%
Footnote	Description
Footnote[1]	Credit quality ratings on portfolio holdings are obtained from the three major ratings agencies, utilizing the lower of Moody's or S&P ratings, or Fitch ratings if neither S&P nor Moody's ratings are available. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest), with "Not Rated" designating securities for which no ratings are available. Credit quality reflects long exposure as a percentage of total investments.

Credit Quality Explanation [Text Block]	Credit quality ratings on portfolio holdings are obtained from the three major ratings agencies, utilizing the lower of Moody's or S&P ratings, or Fitch ratings if neither S&P nor Moody's ratings are available. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest), with "Not Rated" designating securities for which no ratings are available. Credit quality reflects long exposure as a percentage of total investments.
C000120978
Shareholder Report [Line Items]
Fund Name	Water Island Credit Opportunities Fund
Class Name	Class I
Trading Symbol	ACFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Water Island Credit Opportunities Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/water-island-credit-opportunities. You can also request this information by contacting us at 1-800-295-4485.
Additional Information Phone Number	1-800-295-4485
Additional Information Email	www.arbitragefunds.com/water-island-credit-opportunities
Additional Information Website	www.arbitragefunds.com/water-island-credit-opportunities
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$111	1.08%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s performance for the fiscal year was driven by the outcomes of the idiosyncratic corporate catalysts in which the Fund invested. Positive performance was sourced nearly equally from both credit special situations investments and merger-related credit investments. Nearly all of the Fund’s returns were generated by investments in US-based catalysts. Communications services and industrials were the Fund’s top performing sectors. No sectors detracted from returns for the period. Top contributors included the Fund’s investments in the bonds of EchoStar, Chart Industries, and Bentley Systems. Top detractors included the Fund’s investments in the bonds of Evolent Health, Spotify Technology, and Insulet.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Class I $145,755	Bloomberg U.S. Aggregate Bond Index $118,364	ICE BofA U.S. 3-Month Treasury Bill Index $125,716
5/31/16	$100,000	$100,000	$100,000
6/30/16	$100,056	$101,797	$100,038
7/31/16	$100,576	$102,440	$100,065
8/31/16	$101,407	$102,323	$100,084
9/30/16	$102,050	$102,263	$100,133
10/31/16	$101,633	$101,481	$100,158
11/30/16	$102,259	$99,081	$100,175
12/31/16	$102,734	$99,220	$100,217
1/31/17	$102,734	$99,415	$100,262
2/28/17	$102,840	$100,083	$100,304
3/31/17	$102,051	$100,031	$100,321
4/30/17	$102,624	$100,803	$100,385
5/31/17	$102,783	$101,578	$100,440
6/30/17	$103,601	$101,476	$100,524
7/31/17	$103,704	$101,913	$100,609
8/31/17	$103,640	$102,827	$100,704
9/30/17	$103,882	$102,337	$100,790
10/31/17	$104,391	$102,397	$100,880
11/30/17	$103,555	$102,265	$100,964
12/31/17	$104,215	$102,735	$101,073
1/31/18	$105,050	$101,551	$101,197
2/28/18	$105,667	$100,589	$101,293
3/31/18	$105,806	$101,234	$101,429
4/30/18	$106,026	$100,481	$101,568
5/31/18	$106,495	$101,198	$101,723
6/30/18	$106,473	$101,073	$101,891
7/31/18	$106,493	$101,097	$102,053
8/31/18	$106,973	$101,748	$102,237
9/30/18	$107,010	$101,093	$102,387
10/31/18	$106,480	$100,294	$102,571
11/30/18	$106,808	$100,893	$102,782
12/31/18	$106,121	$102,746	$102,971
1/31/19	$107,603	$103,838	$103,173
2/28/19	$108,248	$103,777	$103,357
3/31/19	$108,657	$105,770	$103,580
4/30/19	$109,184	$105,797	$103,783
5/31/19	$109,370	$107,675	$104,020
6/30/19	$109,896	$109,027	$104,243
7/31/19	$110,123	$109,267	$104,440
8/31/19	$110,548	$112,098	$104,651
9/30/19	$110,746	$111,502	$104,837
10/31/19	$110,965	$111,837	$105,038
11/30/19	$111,415	$111,780	$105,167
12/31/19	$112,133	$111,702	$105,319
1/31/20	$112,471	$113,852	$105,460
2/29/20	$112,533	$115,901	$105,615
3/31/20	$105,945	$115,219	$105,924
4/30/20	$108,409	$117,267	$105,932
5/31/20	$112,459	$117,813	$105,934
6/30/20	$114,216	$118,556	$105,948
7/31/20	$115,523	$120,326	$105,969
8/31/20	$116,786	$119,355	$105,977
9/30/20	$116,835	$119,290	$105,989
10/31/20	$117,321	$118,757	$106,000
11/30/20	$118,907	$119,922	$106,011
12/31/20	$119,654	$120,087	$106,022
1/31/21	$120,060	$119,226	$106,031
2/28/21	$120,882	$117,505	$106,041
3/31/21	$121,022	$116,037	$106,048
4/30/21	$121,810	$116,954	$106,050
5/31/21	$121,781	$117,336	$106,053
6/30/21	$122,102	$118,161	$106,048
7/31/21	$122,057	$119,482	$106,054
8/31/21	$122,405	$119,254	$106,058
9/30/21	$122,466	$118,222	$106,064
10/31/21	$122,895	$118,189	$106,060
11/30/21	$122,867	$118,539	$106,066
12/31/21	$123,509	$118,236	$106,074
1/31/22	$122,874	$115,689	$106,069
2/28/22	$122,870	$114,398	$106,083
3/31/22	$122,564	$111,219	$106,115
4/30/22	$120,990	$106,999	$106,131
5/31/22	$119,938	$107,689	$106,203
6/30/22	$116,915	$105,999	$106,226
7/31/22	$119,117	$108,589	$106,281
8/31/22	$119,518	$105,521	$106,452
9/30/22	$118,961	$100,962	$106,717
10/31/22	$119,986	$99,654	$106,885
11/30/22	$121,032	$103,319	$107,230
12/31/22	$120,153	$102,853	$107,617
1/31/23	$122,299	$106,017	$107,955
2/28/23	$123,034	$103,276	$108,307
3/31/23	$123,104	$105,899	$108,773
4/30/23	$123,866	$106,541	$109,116
5/31/23	$123,569	$105,381	$109,543
6/30/23	$124,938	$105,005	$110,044
7/31/23	$124,646	$104,932	$110,482
8/31/23	$125,786	$104,262	$110,980
9/30/23	$126,284	$101,613	$111,490
10/31/23	$126,033	$100,009	$111,988
11/30/23	$127,565	$104,538	$112,490
12/31/23	$129,051	$108,540	$113,014
1/31/24	$129,461	$108,241	$113,498
2/29/24	$130,148	$106,712	$113,962
3/31/24	$130,100	$107,698	$114,475
4/30/24	$130,466	$104,977	$114,966
5/31/24	$131,266	$106,757	$115,517
6/30/24	$132,233	$107,768	$115,988
7/31/24	$132,894	$110,285	$116,507
8/31/24	$133,923	$111,870	$117,065
9/30/24	$134,716	$113,368	$117,573
10/31/24	$134,926	$110,556	$118,020
11/30/24	$135,478	$111,725	$118,470
12/31/24	$136,145	$109,897	$118,950
1/31/25	$137,015	$110,479	$119,387
2/28/25	$137,567	$112,910	$119,766
3/31/25	$138,146	$112,953	$120,167
4/30/25	$138,659	$113,397	$120,580
5/31/25	$139,218	$112,585	$121,018
6/30/25	$139,702	$114,316	$121,416
7/31/25	$140,231	$114,014	$121,835
8/31/25	$140,666	$115,378	$122,314
9/30/25	$141,469	$116,637	$122,724
10/31/25	$141,956	$117,365	$123,148
11/30/25	$142,625	$118,095	$123,488
12/31/25	$142,663	$117,920	$123,919
1/31/26	$143,375	$118,046	$124,274
2/28/26	$143,590	$119,979	$124,610
3/31/26	$144,029	$117,865	$124,972
4/30/26	$144,852	$117,997	$125,338
5/31/26	$145,755	$118,364	$125,716

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class I	4.70%	3.66%	3.84%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
ICE BofA U.S. 3-Month Treasury Bill Index	3.88%	3.46%	2.31%

AssetsNet	$ 169,391,189
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 957,416
InvestmentCompanyPortfolioTurnover	141.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$169,391,189
Number of Portfolio Holdings	59
Total Advisory Fees Paid	$957,416
Portfolio Turnover Rate	141%

Holdings [Text Block]

Sector Weighting (% of Total Investments)

Table Summary
Value	Value
Technology	21.64%
Telecommunication Services	15.34%
Consumer, Non-cyclical	15.03%
Industrials	12.83%
Financials	10.60%
Utilities	9.71%
Consumer, Cyclical	9.26%
Information Technology	1.85%
Materials	1.55%
Health Care	0.47%
Others	1.72%

Credit Quality (% of Total Investments)Footnote Reference1

Table Summary
Value	Value
AAA	0.00%
AA	0.00%
A	0.00%
BBB	0.00%
BB	25.56%
B	36.76%
Below B	12.38%
Not Rated	25.30%
Footnote	Description
Footnote[1]	Credit quality ratings on portfolio holdings are obtained from the three major ratings agencies, utilizing the lower of Moody's or S&P ratings, or Fitch ratings if neither S&P nor Moody's ratings are available. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest), with "Not Rated" designating securities for which no ratings are available. Credit quality reflects long exposure as a percentage of total investments.

Credit Quality Explanation [Text Block]	Credit quality ratings on portfolio holdings are obtained from the three major ratings agencies, utilizing the lower of Moody's or S&P ratings, or Fitch ratings if neither S&P nor Moody's ratings are available. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest), with "Not Rated" designating securities for which no ratings are available. Credit quality reflects long exposure as a percentage of total investments.
C000120977
Shareholder Report [Line Items]
Fund Name	Water Island Credit Opportunities Fund
Class Name	Class R
Trading Symbol	ARCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Water Island Credit Opportunities Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/water-island-credit-opportunities. You can also request this information by contacting us at 1-800-295-4485.
Additional Information Phone Number	1-800-295-4485
Additional Information Email	www.arbitragefunds.com/water-island-credit-opportunities
Additional Information Website	www.arbitragefunds.com/water-island-credit-opportunities
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$136	1.33%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s performance for the fiscal year was driven by the outcomes of the idiosyncratic corporate catalysts in which the Fund invested. Positive performance was sourced nearly equally from both credit special situations investments and merger-related credit investments. Nearly all of the Fund’s returns were generated by investments in US-based catalysts. Communications services and industrials were the Fund’s top performing sectors. No sectors detracted from returns for the period. Top contributors included the Fund’s investments in the bonds of EchoStar, Chart Industries, and Bentley Systems. Top detractors included the Fund’s investments in the bonds of Evolent Health, Spotify Technology, and Insulet.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Class R $14,199	Bloomberg U.S. Aggregate Bond Index $11,836	ICE BofA U.S. 3-Month Treasury Bill Index $12,572
5/31/16	$10,000	$10,000	$10,000
6/30/16	$9,999	$10,180	$10,004
7/31/16	$10,051	$10,244	$10,007
8/31/16	$10,124	$10,232	$10,008
9/30/16	$10,192	$10,226	$10,013
10/31/16	$10,140	$10,148	$10,016
11/30/16	$10,213	$9,908	$10,018
12/31/16	$10,252	$9,922	$10,022
1/31/17	$10,252	$9,942	$10,026
2/28/17	$10,263	$10,008	$10,030
3/31/17	$10,178	$10,003	$10,032
4/30/17	$10,233	$10,080	$10,039
5/31/17	$10,258	$10,158	$10,044
6/30/17	$10,337	$10,148	$10,052
7/31/17	$10,334	$10,191	$10,061
8/31/17	$10,326	$10,283	$10,070
9/30/17	$10,348	$10,234	$10,079
10/31/17	$10,407	$10,240	$10,088
11/30/17	$10,311	$10,227	$10,096
12/31/17	$10,371	$10,273	$10,107
1/31/18	$10,452	$10,155	$10,120
2/28/18	$10,511	$10,059	$10,129
3/31/18	$10,534	$10,123	$10,143
4/30/18	$10,553	$10,048	$10,157
5/31/18	$10,587	$10,120	$10,172
6/30/18	$10,594	$10,107	$10,189
7/31/18	$10,594	$10,110	$10,205
8/31/18	$10,628	$10,175	$10,224
9/30/18	$10,641	$10,109	$10,239
10/31/18	$10,586	$10,029	$10,257
11/30/18	$10,606	$10,089	$10,278
12/31/18	$10,547	$10,275	$10,297
1/31/19	$10,680	$10,384	$10,317
2/28/19	$10,753	$10,378	$10,336
3/31/19	$10,791	$10,577	$10,358
4/30/19	$10,841	$10,580	$10,378
5/31/19	$10,857	$10,768	$10,402
6/30/19	$10,896	$10,903	$10,424
7/31/19	$10,916	$10,927	$10,444
8/31/19	$10,968	$11,210	$10,465
9/30/19	$10,974	$11,150	$10,484
10/31/19	$10,993	$11,184	$10,504
11/30/19	$11,047	$11,178	$10,517
12/31/19	$11,104	$11,170	$10,532
1/31/20	$11,135	$11,385	$10,546
2/29/20	$11,150	$11,590	$10,562
3/31/20	$10,487	$11,522	$10,592
4/30/20	$10,728	$11,727	$10,593
5/31/20	$11,124	$11,781	$10,593
6/30/20	$11,306	$11,856	$10,595
7/31/20	$11,421	$12,033	$10,597
8/31/20	$11,555	$11,935	$10,598
9/30/20	$11,558	$11,929	$10,599
10/31/20	$11,591	$11,876	$10,600
11/30/20	$11,757	$11,992	$10,601
12/31/20	$11,816	$12,009	$10,602
1/31/21	$11,853	$11,923	$10,603
2/28/21	$11,932	$11,750	$10,604
3/31/21	$11,943	$11,604	$10,605
4/30/21	$12,030	$11,695	$10,605
5/31/21	$12,025	$11,734	$10,605
6/30/21	$12,054	$11,816	$10,605
7/31/21	$12,047	$11,948	$10,605
8/31/21	$12,067	$11,925	$10,606
9/30/21	$12,082	$11,822	$10,606
10/31/21	$12,110	$11,819	$10,606
11/30/21	$12,117	$11,854	$10,607
12/31/21	$12,178	$11,824	$10,607
1/31/22	$12,101	$11,569	$10,607
2/28/22	$12,110	$11,440	$10,608
3/31/22	$12,078	$11,122	$10,611
4/30/22	$11,909	$10,700	$10,613
5/31/22	$11,804	$10,769	$10,620
6/30/22	$11,505	$10,600	$10,623
7/31/22	$11,718	$10,859	$10,628
8/31/22	$11,755	$10,552	$10,645
9/30/22	$11,711	$10,096	$10,672
10/31/22	$11,797	$9,965	$10,688
11/30/22	$11,909	$10,332	$10,723
12/31/22	$11,821	$10,285	$10,762
1/31/23	$12,016	$10,602	$10,795
2/28/23	$12,086	$10,328	$10,831
3/31/23	$12,090	$10,590	$10,877
4/30/23	$12,163	$10,654	$10,912
5/31/23	$12,144	$10,538	$10,954
6/30/23	$12,263	$10,501	$11,004
7/31/23	$12,244	$10,493	$11,048
8/31/23	$12,340	$10,426	$11,098
9/30/23	$12,400	$10,161	$11,149
10/31/23	$12,373	$10,001	$11,199
11/30/23	$12,507	$10,454	$11,249
12/31/23	$12,650	$10,854	$11,301
1/31/24	$12,700	$10,824	$11,350
2/29/24	$12,752	$10,671	$11,396
3/31/24	$12,745	$10,770	$11,447
4/30/24	$12,778	$10,498	$11,497
5/31/24	$12,867	$10,676	$11,552
6/30/24	$12,946	$10,777	$11,599
7/31/24	$13,021	$11,029	$11,651
8/31/24	$13,119	$11,187	$11,706
9/30/24	$13,180	$11,337	$11,757
10/31/24	$13,211	$11,056	$11,802
11/30/24	$13,249	$11,172	$11,847
12/31/24	$13,312	$10,990	$11,895
1/31/25	$13,394	$11,048	$11,939
2/28/25	$13,445	$11,291	$11,977
3/31/25	$13,512	$11,295	$12,017
4/30/25	$13,559	$11,340	$12,058
5/31/25	$13,611	$11,258	$12,102
6/30/25	$13,655	$11,432	$12,142
7/31/25	$13,704	$11,401	$12,183
8/31/25	$13,744	$11,538	$12,231
9/30/25	$13,805	$11,664	$12,272
10/31/25	$13,850	$11,737	$12,315
11/30/25	$13,926	$11,809	$12,349
12/31/25	$13,927	$11,792	$12,392
1/31/26	$13,993	$11,805	$12,427
2/28/26	$13,997	$11,998	$12,461
3/31/26	$14,037	$11,786	$12,497
4/30/26	$14,129	$11,800	$12,534
5/31/26	$14,199	$11,836	$12,572

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class R	4.32%	3.38%	3.57%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
ICE BofA U.S. 3-Month Treasury Bill Index	3.88%	3.46%	2.31%

AssetsNet	$ 169,391,189
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 957,416
InvestmentCompanyPortfolioTurnover	141.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$169,391,189
Number of Portfolio Holdings	59
Total Advisory Fees Paid	$957,416
Portfolio Turnover Rate	141%

Holdings [Text Block]

Sector Weighting (% of Total Investments)

Table Summary
Value	Value
Technology	21.64%
Telecommunication Services	15.34%
Consumer, Non-cyclical	15.03%
Industrials	12.83%
Financials	10.60%
Utilities	9.71%
Consumer, Cyclical	9.26%
Information Technology	1.85%
Materials	1.55%
Health Care	0.47%
Others	1.72%

Credit Quality (% of Total Investments)Footnote Reference1

Table Summary
Value	Value
AAA	0.00%
AA	0.00%
A	0.00%
BBB	0.00%
BB	25.56%
B	36.76%
Below B	12.38%
Not Rated	25.30%
Footnote	Description
Footnote[1]	Credit quality ratings on portfolio holdings are obtained from the three major ratings agencies, utilizing the lower of Moody's or S&P ratings, or Fitch ratings if neither S&P nor Moody's ratings are available. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest), with "Not Rated" designating securities for which no ratings are available. Credit quality reflects long exposure as a percentage of total investments.

Credit Quality Explanation [Text Block]	Credit quality ratings on portfolio holdings are obtained from the three major ratings agencies, utilizing the lower of Moody's or S&P ratings, or Fitch ratings if neither S&P nor Moody's ratings are available. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest), with "Not Rated" designating securities for which no ratings are available. Credit quality reflects long exposure as a percentage of total investments.
C000127229
Shareholder Report [Line Items]
Fund Name	Water Island Event-Driven Fund
Class Name	Class A
Trading Symbol	AGEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Water Island Event-Driven Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/water-island-event-driven. You can also request this information by contacting us at 1-800-295-4485.
Additional Information Phone Number	1-800-295-4485
Additional Information Email	www.arbitragefunds.com/water-island-event-driven
Additional Information Website	www.arbitragefunds.com/water-island-event-driven
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$177	1.71%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s performance for the fiscal year was driven by the outcomes of the idiosyncratic corporate catalysts in which the Fund invested. Returns were sourced predominantly from the Fund’s merger arbitrage sleeve, though equity special situations and credit-based catalysts also contributed positively to returns. The vast majority of the Fund’s performance was generated by investments in US-based catalysts. Health care and communications services were the Fund’s top performing sectors. While no single sector detracted from returns, the Fund’s broad market hedges – which are multisector holdings – were a detractor overall for the period. Top contributors included the acquisition of Juniper Networks by Hewlett Packard Enterprise, the acquisition of Amedisys by UnitedHealth Group, and the acquisition of CinCor Pharma by AstraZeneca. Top detractors included the Fund’s positions in the acquisition of Clearwater Analytics by Permira Holdings, the acquisition of ZIM Integrated Shipping Services by Hapag-Lloyd, and Figma.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Class A with sales charge $14,328	S&P 500® Index $42,788	ICE BofA U.S. 3-Month Treasury Bill Index $12,572	Bloomberg U.S. Aggregate Bond Index $11,836
5/31/16	$9,677	$10,000	$10,000	$10,000
6/30/16	$9,666	$10,026	$10,004	$10,180
7/31/16	$9,731	$10,396	$10,007	$10,244
8/31/16	$9,774	$10,410	$10,008	$10,232
9/30/16	$9,828	$10,412	$10,013	$10,226
10/31/16	$9,698	$10,222	$10,016	$10,148
11/30/16	$9,795	$10,601	$10,018	$9,908
12/31/16	$9,860	$10,810	$10,022	$9,922
1/31/17	$9,871	$11,015	$10,026	$9,942
2/28/17	$9,914	$11,453	$10,030	$10,008
3/31/17	$9,935	$11,466	$10,032	$10,003
4/30/17	$9,989	$11,584	$10,039	$10,080
5/31/17	$10,075	$11,747	$10,044	$10,158
6/30/17	$10,108	$11,820	$10,052	$10,148
7/31/17	$10,086	$12,063	$10,061	$10,191
8/31/17	$10,140	$12,100	$10,070	$10,283
9/30/17	$10,162	$12,350	$10,079	$10,234
10/31/17	$10,216	$12,638	$10,088	$10,240
11/30/17	$10,086	$13,026	$10,096	$10,227
12/31/17	$10,214	$13,170	$10,107	$10,273
1/31/18	$10,312	$13,924	$10,120	$10,155
2/28/18	$10,355	$13,411	$10,129	$10,059
3/31/18	$10,214	$13,070	$10,143	$10,123
4/30/18	$10,150	$13,121	$10,157	$10,048
5/31/18	$10,225	$13,436	$10,172	$10,120
6/30/18	$10,290	$13,519	$10,189	$10,107
7/31/18	$10,214	$14,022	$10,205	$10,110
8/31/18	$10,236	$14,479	$10,224	$10,175
9/30/18	$10,258	$14,562	$10,239	$10,109
10/31/18	$10,139	$13,566	$10,257	$10,029
11/30/18	$10,236	$13,843	$10,278	$10,089
12/31/18	$10,187	$12,593	$10,297	$10,275
1/31/19	$10,319	$13,602	$10,317	$10,384
2/28/19	$10,341	$14,039	$10,336	$10,378
3/31/19	$10,363	$14,312	$10,358	$10,577
4/30/19	$10,538	$14,891	$10,378	$10,580
5/31/19	$10,385	$13,945	$10,402	$10,768
6/30/19	$10,396	$14,928	$10,424	$10,903
7/31/19	$10,472	$15,142	$10,444	$10,927
8/31/19	$10,472	$14,902	$10,465	$11,210
9/30/19	$10,450	$15,181	$10,484	$11,150
10/31/19	$10,494	$15,510	$10,504	$11,184
11/30/19	$10,549	$16,073	$10,517	$11,178
12/31/19	$10,638	$16,558	$10,532	$11,170
1/31/20	$10,671	$16,551	$10,546	$11,385
2/29/20	$10,616	$15,189	$10,562	$11,590
3/31/20	$10,330	$13,313	$10,592	$11,522
4/30/20	$10,880	$15,020	$10,593	$11,727
5/31/20	$10,968	$15,735	$10,593	$11,781
6/30/20	$10,990	$16,048	$10,595	$11,856
7/31/20	$11,078	$16,953	$10,597	$12,033
8/31/20	$11,243	$18,171	$10,598	$11,935
9/30/20	$11,320	$17,481	$10,599	$11,929
10/31/20	$11,375	$17,016	$10,600	$11,876
11/30/20	$11,661	$18,879	$10,601	$11,992
12/31/20	$12,029	$19,604	$10,602	$12,009
1/31/21	$12,184	$19,407	$10,603	$11,923
2/28/21	$12,261	$19,942	$10,604	$11,750
3/31/21	$12,316	$20,815	$10,605	$11,604
4/30/21	$12,448	$21,926	$10,605	$11,695
5/31/21	$12,525	$22,079	$10,605	$11,734
6/30/21	$12,404	$22,594	$10,605	$11,816
7/31/21	$12,051	$23,131	$10,605	$11,948
8/31/21	$12,140	$23,835	$10,606	$11,925
9/30/21	$12,206	$22,726	$10,606	$11,822
10/31/21	$12,272	$24,318	$10,606	$11,819
11/30/21	$12,007	$24,150	$10,607	$11,854
12/31/21	$12,151	$25,232	$10,607	$11,824
1/31/22	$12,007	$23,926	$10,607	$11,569
2/28/22	$12,029	$23,210	$10,608	$11,440
3/31/22	$12,129	$24,072	$10,611	$11,122
4/30/22	$12,029	$21,973	$10,613	$10,700
5/31/22	$11,930	$22,013	$10,620	$10,769
6/30/22	$11,699	$20,196	$10,623	$10,600
7/31/22	$11,897	$22,058	$10,628	$10,859
8/31/22	$11,952	$21,158	$10,645	$10,552
9/30/22	$11,875	$19,210	$10,672	$10,096
10/31/22	$12,095	$20,765	$10,688	$9,965
11/30/22	$11,985	$21,925	$10,723	$10,332
12/31/22	$12,040	$20,662	$10,762	$10,285
1/31/23	$12,062	$21,961	$10,795	$10,602
2/28/23	$12,051	$21,425	$10,831	$10,328
3/31/23	$12,084	$22,211	$10,877	$10,590
4/30/23	$12,095	$22,558	$10,912	$10,654
5/31/23	$11,787	$22,656	$10,954	$10,538
6/30/23	$11,974	$24,153	$11,004	$10,501
7/31/23	$12,162	$24,929	$11,048	$10,493
8/31/23	$12,294	$24,532	$11,098	$10,426
9/30/23	$12,338	$23,362	$11,149	$10,161
10/31/23	$12,239	$22,871	$11,199	$10,001
11/30/23	$12,558	$24,960	$11,249	$10,454
12/31/23	$12,715	$26,094	$11,301	$10,854
1/31/24	$12,627	$26,532	$11,350	$10,824
2/29/24	$12,627	$27,949	$11,396	$10,671
3/31/24	$12,715	$28,848	$11,447	$10,770
4/30/24	$12,538	$27,670	$11,497	$10,498
5/31/24	$12,583	$29,042	$11,552	$10,676
6/30/24	$12,671	$30,084	$11,599	$10,777
7/31/24	$12,970	$30,450	$11,651	$11,029
8/31/24	$13,014	$31,189	$11,706	$11,187
9/30/24	$12,970	$31,855	$11,757	$11,337
10/31/24	$13,025	$31,566	$11,802	$11,056
11/30/24	$12,992	$33,419	$11,847	$11,172
12/31/24	$12,970	$32,622	$11,895	$10,990
1/31/25	$13,125	$33,531	$11,939	$11,048
2/28/25	$13,291	$33,093	$11,977	$11,291
3/31/25	$13,291	$31,229	$12,017	$11,295
4/30/25	$13,246	$31,017	$12,058	$11,340
5/31/25	$13,335	$32,969	$12,102	$11,258
6/30/25	$13,512	$34,646	$12,142	$11,432
7/31/25	$13,667	$35,424	$12,183	$11,401
8/31/25	$13,733	$36,142	$12,231	$11,538
9/30/25	$13,811	$37,461	$12,272	$11,664
10/31/25	$13,822	$38,338	$12,315	$11,737
11/30/25	$13,966	$38,432	$12,349	$11,809
12/31/25	$14,061	$38,455	$12,392	$11,792
1/31/26	$14,073	$39,013	$12,427	$11,805
2/28/26	$14,195	$38,717	$12,461	$11,998
3/31/26	$14,128	$36,789	$12,497	$11,786
4/30/26	$14,284	$40,649	$12,534	$11,800
5/31/26	$14,328	$42,788	$12,572	$11,836

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A	7.45%	2.73%	4.00%
Class A (After Sales Charges)	4.00%	2.05%	3.66%
S&P 500® Index	29.78%	14.15%	15.65%
ICE BofA U.S. 3-Month Treasury Bill Index	3.88%	3.46%	2.31%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

AssetsNet	$ 50,074,121
Holdings Count | Holding	183
Advisory Fees Paid, Amount	$ 456,982
InvestmentCompanyPortfolioTurnover	255.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$50,074,121
Number of Portfolio Holdings	183
Total Advisory Fees Paid	$456,982
Portfolio Turnover Rate	255%

Holdings [Text Block]

Sector Weighting (% of Total Investments)

Table Summary
Value	Value
Consumer, Non-cyclical	22.38%
Financials	20.94%
Technology	12.04%
Telecommunication Services	11.64%
Consumer, Cyclical	11.48%
Industrials	10.62%
Utilities	5.03%
Energy	0.55%
Other	5.32%

Region Weighting (% of Total Investments)

Table Summary
Value	Value
Americas	89.23%
EMEA	10.77%

C000092485
Shareholder Report [Line Items]
Fund Name	Water Island Event-Driven Fund
Class Name	Class I
Trading Symbol	AEDNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Water Island Event-Driven Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/water-island-event-driven. You can also request this information by contacting us at 1-800-295-4485.
Additional Information Phone Number	1-800-295-4485
Additional Information Email	www.arbitragefunds.com/water-island-event-driven
Additional Information Website	www.arbitragefunds.com/water-island-event-driven
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$152	1.46%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s performance for the fiscal year was driven by the outcomes of the idiosyncratic corporate catalysts in which the Fund invested. Returns were sourced predominantly from the Fund’s merger arbitrage sleeve, though equity special situations and credit-based catalysts also contributed positively to returns. The vast majority of the Fund’s performance was generated by investments in US-based catalysts. Health care and communications services were the Fund’s top performing sectors. While no single sector detracted from returns, the Fund’s broad market hedges – which are multisector holdings – were a detractor overall for the period. Top contributors included the acquisition of Juniper Networks by Hewlett Packard Enterprise, the acquisition of Amedisys by UnitedHealth Group, and the acquisition of CinCor Pharma by AstraZeneca. Top detractors included the Fund’s positions in the acquisition of Clearwater Analytics by Permira Holdings, the acquisition of ZIM Integrated Shipping Services by Hapag-Lloyd, and Figma.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Class I $151,791	S&P 500® Index $427,882	ICE BofA U.S. 3-Month Treasury Bill Index $125,716	Bloomberg U.S. Aggregate Bond Index $118,364
5/31/16	$100,000	$100,000	$100,000	$100,000
6/30/16	$99,889	$100,259	$100,038	$101,797
7/31/16	$100,553	$103,956	$100,065	$102,440
8/31/16	$100,996	$104,101	$100,084	$102,323
9/30/16	$101,659	$104,121	$100,133	$102,263
10/31/16	$100,332	$102,222	$100,158	$101,481
11/30/16	$101,327	$106,008	$100,175	$99,081
12/31/16	$101,991	$108,103	$100,217	$99,220
1/31/17	$102,102	$110,153	$100,262	$99,415
2/28/17	$102,544	$114,527	$100,304	$100,083
3/31/17	$102,876	$114,661	$100,321	$100,031
4/30/17	$103,429	$115,838	$100,385	$100,803
5/31/17	$104,314	$117,468	$100,440	$101,578
6/30/17	$104,646	$118,202	$100,524	$101,476
7/31/17	$104,425	$120,632	$100,609	$101,913
8/31/17	$104,978	$121,001	$100,704	$102,827
9/30/17	$105,199	$123,497	$100,790	$102,337
10/31/17	$105,863	$126,379	$100,880	$102,397
11/30/17	$104,535	$130,255	$100,964	$102,265
12/31/17	$105,964	$131,704	$101,073	$102,735
1/31/18	$106,966	$139,244	$101,197	$101,551
2/28/18	$107,411	$134,112	$101,293	$100,589
3/31/18	$105,964	$130,704	$101,429	$101,234
4/30/18	$105,297	$131,205	$101,568	$100,481
5/31/18	$106,187	$134,365	$101,723	$101,198
6/30/18	$106,744	$135,192	$101,891	$101,073
7/31/18	$105,964	$140,223	$102,053	$101,097
8/31/18	$106,298	$144,792	$102,237	$101,748
9/30/18	$106,521	$145,616	$102,387	$101,093
10/31/18	$105,297	$135,663	$102,571	$100,294
11/30/18	$106,410	$138,428	$102,782	$100,893
12/31/18	$105,805	$125,929	$102,971	$102,746
1/31/19	$107,277	$136,021	$103,173	$103,838
2/28/19	$107,504	$140,388	$103,357	$103,777
3/31/19	$107,844	$143,116	$103,580	$105,770
4/30/19	$109,656	$148,911	$103,783	$105,797
5/31/19	$108,070	$139,448	$104,020	$107,675
6/30/19	$108,184	$149,276	$104,243	$109,027
7/31/19	$108,977	$151,421	$104,440	$109,267
8/31/19	$108,977	$149,022	$104,651	$112,098
9/30/19	$108,863	$151,811	$104,837	$111,502
10/31/19	$109,316	$155,099	$105,038	$111,837
11/30/19	$109,883	$160,729	$105,167	$111,780
12/31/19	$110,844	$165,580	$105,319	$111,702
1/31/20	$111,186	$165,515	$105,460	$113,852
2/29/20	$110,617	$151,890	$105,615	$115,901
3/31/20	$107,772	$133,130	$105,924	$115,219
4/30/20	$113,462	$150,196	$105,932	$117,267
5/31/20	$114,372	$157,349	$105,934	$117,813
6/30/20	$114,714	$160,479	$105,948	$118,556
7/31/20	$115,624	$169,527	$105,969	$120,326
8/31/20	$117,331	$181,713	$105,977	$119,355
9/30/20	$118,242	$174,809	$105,989	$119,290
10/31/20	$118,811	$170,160	$106,000	$118,757
11/30/20	$121,770	$188,786	$106,011	$119,922
12/31/20	$125,715	$196,045	$106,022	$120,087
1/31/21	$127,312	$194,065	$106,031	$119,226
2/28/21	$128,225	$199,417	$106,041	$117,505
3/31/21	$128,681	$208,150	$106,048	$116,037
4/30/21	$130,050	$219,259	$106,050	$116,954
5/31/21	$130,963	$220,790	$106,053	$117,336
6/30/21	$129,708	$225,945	$106,048	$118,161
7/31/21	$126,058	$231,312	$106,054	$119,482
8/31/21	$127,084	$238,345	$106,058	$119,254
9/30/21	$127,769	$227,260	$106,064	$118,222
10/31/21	$128,453	$243,182	$106,060	$118,189
11/30/21	$125,715	$241,497	$106,066	$118,539
12/31/21	$127,198	$252,320	$106,074	$118,236
1/31/22	$125,829	$239,263	$106,069	$115,689
2/28/22	$126,058	$232,099	$106,083	$114,398
3/31/22	$127,084	$240,717	$106,115	$111,219
4/30/22	$126,058	$219,726	$106,131	$106,999
5/31/22	$125,031	$220,129	$106,203	$107,689
6/30/22	$122,635	$201,959	$106,226	$105,999
7/31/22	$124,803	$220,580	$106,281	$108,589
8/31/22	$125,373	$211,585	$106,452	$105,521
9/30/22	$124,689	$192,098	$106,717	$100,962
10/31/22	$126,970	$207,651	$106,885	$99,654
11/30/22	$125,944	$219,255	$107,230	$103,319
12/31/22	$126,400	$206,623	$107,617	$102,853
1/31/23	$126,628	$219,606	$107,955	$106,017
2/28/23	$126,628	$214,247	$108,307	$103,276
3/31/23	$126,970	$222,113	$108,773	$105,899
4/30/23	$127,084	$225,580	$109,116	$106,541
5/31/23	$123,890	$226,561	$109,543	$105,381
6/30/23	$125,944	$241,531	$110,044	$105,005
7/31/23	$127,997	$249,290	$110,482	$104,932
8/31/23	$129,366	$245,321	$110,980	$104,262
9/30/23	$129,708	$233,624	$111,490	$101,613
10/31/23	$128,796	$228,712	$111,988	$100,009
11/30/23	$132,218	$249,599	$112,490	$104,538
12/31/23	$133,861	$260,939	$113,014	$108,540
1/31/24	$132,942	$265,324	$113,498	$108,241
2/29/24	$133,057	$279,491	$113,962	$106,712
3/31/24	$133,976	$288,483	$114,475	$107,698
4/30/24	$132,138	$276,700	$114,966	$104,977
5/31/24	$132,597	$290,420	$115,517	$106,757
6/30/24	$133,516	$300,841	$115,988	$107,768
7/31/24	$136,734	$304,503	$116,507	$110,285
8/31/24	$137,308	$311,890	$117,065	$111,870
9/30/24	$136,849	$318,551	$117,573	$113,368
10/31/24	$137,423	$315,662	$118,020	$110,556
11/30/24	$137,078	$334,191	$118,470	$111,725
12/31/24	$136,894	$326,225	$118,950	$109,897
1/31/25	$138,505	$335,309	$119,387	$110,479
2/28/25	$140,348	$330,934	$119,766	$112,910
3/31/25	$140,348	$312,288	$120,167	$112,953
4/30/25	$140,002	$310,170	$120,580	$113,397
5/31/25	$140,808	$329,694	$121,018	$112,585
6/30/25	$142,765	$346,460	$121,416	$114,316
7/31/25	$144,492	$354,235	$121,835	$114,014
8/31/25	$145,183	$361,416	$122,314	$115,378
9/30/25	$145,989	$374,608	$122,724	$116,637
10/31/25	$146,219	$383,379	$123,148	$117,365
11/30/25	$147,716	$384,319	$123,488	$118,095
12/31/25	$148,769	$384,554	$123,919	$117,920
1/31/26	$148,885	$390,130	$124,274	$118,046
2/28/26	$150,280	$387,165	$124,610	$119,979
3/31/26	$149,582	$367,886	$124,972	$117,865
4/30/26	$151,209	$406,487	$125,338	$117,997
5/31/26	$151,791	$427,882	$125,716	$118,364

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class I	7.80%	3.00%	4.26%
S&P 500® Index	29.78%	14.15%	15.65%
ICE BofA U.S. 3-Month Treasury Bill Index	3.88%	3.46%	2.31%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

AssetsNet	$ 50,074,121
Holdings Count | Holding	183
Advisory Fees Paid, Amount	$ 456,982
InvestmentCompanyPortfolioTurnover	255.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$50,074,121
Number of Portfolio Holdings	183
Total Advisory Fees Paid	$456,982
Portfolio Turnover Rate	255%

Holdings [Text Block]

Sector Weighting (% of Total Investments)

Table Summary
Value	Value
Consumer, Non-cyclical	22.38%
Financials	20.94%
Technology	12.04%
Telecommunication Services	11.64%
Consumer, Cyclical	11.48%
Industrials	10.62%
Utilities	5.03%
Energy	0.55%
Other	5.32%

Region Weighting (% of Total Investments)

Table Summary
Value	Value
Americas	89.23%
EMEA	10.77%

C000092484
Shareholder Report [Line Items]
Fund Name	Water Island Event-Driven Fund
Class Name	Class R
Trading Symbol	AEDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Water Island Event-Driven Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/water-island-event-driven. You can also request this information by contacting us at 1-800-295-4485.
Additional Information Phone Number	1-800-295-4485
Additional Information Email	www.arbitragefunds.com/water-island-event-driven
Additional Information Website	www.arbitragefunds.com/water-island-event-driven
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$177	1.71%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s performance for the fiscal year was driven by the outcomes of the idiosyncratic corporate catalysts in which the Fund invested. Returns were sourced predominantly from the Fund’s merger arbitrage sleeve, though equity special situations and credit-based catalysts also contributed positively to returns. The vast majority of the Fund’s performance was generated by investments in US-based catalysts. Health care and communications services were the Fund’s top performing sectors. While no single sector detracted from returns, the Fund’s broad market hedges – which are multisector holdings – were a detractor overall for the period. Top contributors included the acquisition of Juniper Networks by Hewlett Packard Enterprise, the acquisition of Amedisys by UnitedHealth Group, and the acquisition of CinCor Pharma by AstraZeneca. Top detractors included the Fund’s positions in the acquisition of Clearwater Analytics by Permira Holdings, the acquisition of ZIM Integrated Shipping Services by Hapag-Lloyd, and Figma.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Class R $14,786	S&P 500® Index $42,788	ICE BofA U.S. 3-Month Treasury Bill Index $12,572	Bloomberg U.S. Aggregate Bond Index $11,836
5/31/16	$10,000	$10,000	$10,000	$10,000
6/30/16	$9,989	$10,026	$10,004	$10,180
7/31/16	$10,056	$10,396	$10,007	$10,244
8/31/16	$10,100	$10,410	$10,008	$10,232
9/30/16	$10,156	$10,412	$10,013	$10,226
10/31/16	$10,022	$10,222	$10,016	$10,148
11/30/16	$10,122	$10,601	$10,018	$9,908
12/31/16	$10,178	$10,810	$10,022	$9,922
1/31/17	$10,189	$11,015	$10,026	$9,942
2/28/17	$10,234	$11,453	$10,030	$10,008
3/31/17	$10,267	$11,466	$10,032	$10,003
4/30/17	$10,323	$11,584	$10,039	$10,080
5/31/17	$10,401	$11,747	$10,044	$10,158
6/30/17	$10,434	$11,820	$10,052	$10,148
7/31/17	$10,412	$12,063	$10,061	$10,191
8/31/17	$10,468	$12,100	$10,070	$10,283
9/30/17	$10,490	$12,350	$10,079	$10,234
10/31/17	$10,546	$12,638	$10,088	$10,240
11/30/17	$10,412	$13,026	$10,096	$10,227
12/31/17	$10,552	$13,170	$10,107	$10,273
1/31/18	$10,642	$13,924	$10,120	$10,155
2/28/18	$10,697	$13,411	$10,129	$10,059
3/31/18	$10,552	$13,070	$10,143	$10,123
4/30/18	$10,474	$13,121	$10,157	$10,048
5/31/18	$10,563	$13,436	$10,172	$10,120
6/30/18	$10,619	$13,519	$10,189	$10,107
7/31/18	$10,541	$14,022	$10,205	$10,110
8/31/18	$10,575	$14,479	$10,224	$10,175
9/30/18	$10,597	$14,562	$10,239	$10,109
10/31/18	$10,463	$13,566	$10,257	$10,029
11/30/18	$10,575	$13,843	$10,278	$10,089
12/31/18	$10,517	$12,593	$10,297	$10,275
1/31/19	$10,653	$13,602	$10,317	$10,384
2/28/19	$10,675	$14,039	$10,336	$10,378
3/31/19	$10,698	$14,312	$10,358	$10,577
4/30/19	$10,891	$14,891	$10,378	$10,580
5/31/19	$10,732	$13,945	$10,402	$10,768
6/30/19	$10,743	$14,928	$10,424	$10,903
7/31/19	$10,823	$15,142	$10,444	$10,927
8/31/19	$10,811	$14,902	$10,465	$11,210
9/30/19	$10,789	$15,181	$10,484	$11,150
10/31/19	$10,834	$15,510	$10,504	$11,184
11/30/19	$10,902	$16,073	$10,517	$11,178
12/31/19	$10,992	$16,558	$10,532	$11,170
1/31/20	$11,026	$16,551	$10,546	$11,385
2/29/20	$10,969	$15,189	$10,562	$11,590
3/31/20	$10,674	$13,313	$10,592	$11,522
4/30/20	$11,230	$15,020	$10,593	$11,727
5/31/20	$11,321	$15,735	$10,593	$11,781
6/30/20	$11,355	$16,048	$10,595	$11,856
7/31/20	$11,435	$16,953	$10,597	$12,033
8/31/20	$11,605	$18,171	$10,598	$11,935
9/30/20	$11,684	$17,481	$10,599	$11,929
10/31/20	$11,741	$17,016	$10,600	$11,876
11/30/20	$12,037	$18,879	$10,601	$11,992
12/31/20	$12,423	$19,604	$10,602	$12,009
1/31/21	$12,582	$19,407	$10,603	$11,923
2/28/21	$12,661	$19,942	$10,604	$11,750
3/31/21	$12,718	$20,815	$10,605	$11,604
4/30/21	$12,843	$21,926	$10,605	$11,695
5/31/21	$12,922	$22,079	$10,605	$11,734
6/30/21	$12,797	$22,594	$10,605	$11,816
7/31/21	$12,445	$23,131	$10,605	$11,948
8/31/21	$12,536	$23,835	$10,606	$11,925
9/30/21	$12,593	$22,726	$10,606	$11,822
10/31/21	$12,661	$24,318	$10,606	$11,819
11/30/21	$12,400	$24,150	$10,607	$11,854
12/31/21	$12,536	$25,232	$10,607	$11,824
1/31/22	$12,400	$23,926	$10,607	$11,569
2/28/22	$12,423	$23,210	$10,608	$11,440
3/31/22	$12,513	$24,072	$10,611	$11,122
4/30/22	$12,411	$21,973	$10,613	$10,700
5/31/22	$12,309	$22,013	$10,620	$10,769
6/30/22	$12,082	$20,196	$10,623	$10,600
7/31/22	$12,298	$22,058	$10,628	$10,859
8/31/22	$12,343	$21,158	$10,645	$10,552
9/30/22	$12,264	$19,210	$10,672	$10,096
10/31/22	$12,491	$20,765	$10,688	$9,965
11/30/22	$12,389	$21,925	$10,723	$10,332
12/31/22	$12,434	$20,662	$10,762	$10,285
1/31/23	$12,457	$21,961	$10,795	$10,602
2/28/23	$12,445	$21,425	$10,831	$10,328
3/31/23	$12,479	$22,211	$10,877	$10,590
4/30/23	$12,491	$22,558	$10,912	$10,654
5/31/23	$12,173	$22,656	$10,954	$10,538
6/30/23	$12,366	$24,153	$11,004	$10,501
7/31/23	$12,570	$24,929	$11,048	$10,493
8/31/23	$12,706	$24,532	$11,098	$10,426
9/30/23	$12,741	$23,362	$11,149	$10,161
10/31/23	$12,650	$22,871	$11,199	$10,001
11/30/23	$12,968	$24,960	$11,249	$10,454
12/31/23	$13,134	$26,094	$11,301	$10,854
1/31/24	$13,043	$26,532	$11,350	$10,824
2/29/24	$13,043	$27,949	$11,396	$10,671
3/31/24	$13,134	$28,848	$11,447	$10,770
4/30/24	$12,951	$27,670	$11,497	$10,498
5/31/24	$12,997	$29,042	$11,552	$10,676
6/30/24	$13,088	$30,084	$11,599	$10,777
7/31/24	$13,396	$30,450	$11,651	$11,029
8/31/24	$13,442	$31,189	$11,706	$11,187
9/30/24	$13,396	$31,855	$11,757	$11,337
10/31/24	$13,453	$31,566	$11,802	$11,056
11/30/24	$13,419	$33,419	$11,847	$11,172
12/31/24	$13,385	$32,622	$11,895	$10,990
1/31/25	$13,533	$33,531	$11,939	$11,048
2/28/25	$13,716	$33,093	$11,977	$11,291
3/31/25	$13,704	$31,229	$12,017	$11,295
4/30/25	$13,670	$31,017	$12,058	$11,340
5/31/25	$13,750	$32,969	$12,102	$11,258
6/30/25	$13,944	$34,646	$12,142	$11,432
7/31/25	$14,104	$35,424	$12,183	$11,401
8/31/25	$14,161	$36,142	$12,231	$11,538
9/30/25	$14,241	$37,461	$12,272	$11,664
10/31/25	$14,264	$38,338	$12,315	$11,737
11/30/25	$14,412	$38,432	$12,349	$11,809
12/31/25	$14,510	$38,455	$12,392	$11,792
1/31/26	$14,522	$39,013	$12,427	$11,805
2/28/26	$14,648	$38,717	$12,461	$11,998
3/31/26	$14,579	$36,789	$12,497	$11,786
4/30/26	$14,740	$40,649	$12,534	$11,800
5/31/26	$14,786	$42,788	$12,572	$11,836

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class R	7.53%	2.73%	3.99%
S&P 500® Index	29.78%	14.15%	15.65%
ICE BofA U.S. 3-Month Treasury Bill Index	3.88%	3.46%	2.31%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

AssetsNet	$ 50,074,121
Holdings Count | Holding	183
Advisory Fees Paid, Amount	$ 456,982
InvestmentCompanyPortfolioTurnover	255.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$50,074,121
Number of Portfolio Holdings	183
Total Advisory Fees Paid	$456,982
Portfolio Turnover Rate	255%

Holdings [Text Block]

Sector Weighting (% of Total Investments)

Table Summary
Value	Value
Consumer, Non-cyclical	22.38%
Financials	20.94%
Technology	12.04%
Telecommunication Services	11.64%
Consumer, Cyclical	11.48%
Industrials	10.62%
Utilities	5.03%
Energy	0.55%
Other	5.32%

Region Weighting (% of Total Investments)

Table Summary
Value	Value
Americas	89.23%
EMEA	10.77%